Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.0%
	Affiliated Investment Companies: 100.0%
718,023	Voya Emerging Markets Index Portfolio - Class I	$8,723,976	9.8
1,044,012	Voya Global Bond Fund - Class R6	8,853,221	10.0
1,132,795	Voya GNMA Income Fund - Class R6	9,118,998	10.3
967,773	Voya High Yield Portfolio - Class I	9,087,391	10.3
269,324	Voya Index Plus LargeCap Portfolio - Class I	8,903,845	10.1
785,690	Voya International Index Portfolio - Class I	8,807,583	9.9
520,747	Voya MidCap Opportunities Portfolio - Class R6	8,305,920	9.4
445,529	Voya Small Company Portfolio - Class R6	8,977,411	10.1
885,409	Voya U.S. Bond Index Portfolio - Class I	8,924,925	10.1
684,651	VY® Clarion Global Real Estate Portfolio - Class I	8,838,848	10.0

	Total Mutual Funds
	(Cost $86,739,604)	88,542,118	100.0

	Liabilities in Excess of Other Assets	(37,772)	–
	Net Assets	$88,504,346	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Mutual Funds	$88,542,118	$–	$–	$88,542,118
Total Investments, at fair value	$88,542,118	$–	$–	$88,542,118

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	9,358,578	455,210	(238,690)	(851,122)	8,723,976	-	101,294	-
Voya Global Bond Fund - Class R6	9,459,451	478,884	(348,480)	(736,634)	8,853,221	86,582	(8,496)	-
Voya GNMA Income Fund - Class R6	9,477,959	380,789	(353,874)	(385,876)	9,118,998	33,739	(13,890)	-
Voya High Yield Portfolio - Class I	9,629,864	344,166	(326,848)	(559,791)	9,087,391	119,143	13,136	-
Voya Index Plus LargeCap Portfolio - Class I	10,530,837	25,326	(676,162)	(976,156)	8,903,845	-	406,196	-
Voya International Index Portfolio - Class I	9,811,608	25,326	(247,954)	(781,397)	8,807,583	-	115,176	-
Voya MidCap Opportunities Portfolio - Class R6	9,508,263	305,525	(236,853)	(1,271,015)	8,305,920	-	103,131	-
Voya Small Company Portfolio - Class R6	9,923,972	25,326	(250,913)	(720,974)	8,977,411	-	224,581	-
Voya U.S. Bond Index Portfolio - Class I	9,511,058	352,897	(370,133)	(568,897)	8,924,925	37,205	(30,149)	-
VY® Clarion Global Real Estate Portfolio - Class I	10,776,275	25,326	(894,091)	(1,068,662)	8,838,848	-	433,706	-
	$97,987,865	$2,418,775	$(3,943,998)	$(7,920,524)	$88,542,118	$276,669	$1,344,685	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Global Perspectives® Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $87,414,339.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$4,971,460
Gross Unrealized Depreciation	(3,843,681)
Net Unrealized Appreciation	$1,127,779